Commitments and Contingencies - Additional Information - Shuttle Tankers (Details) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended
	Jun. 30, 2015 tanker	Nov. 30, 2017 vessel	Sep. 30, 2015 USD ($) vessel	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Loss Contingencies [Line Items]
Aggregate principal amount				$ 3,173,229	$ 3,237,703
Construction of new shuttle tankers
Loss Contingencies [Line Items]
Operating lease arrangement period, lessor (in years)	15 years
Number of vessels	3		1
Estimated cost of project			$ 370,000
Payments made towards the commitment				277,000
Payments due in 2018				93,200
Undrawn borrowings				58,100
Construction of new shuttle tankers | Long-term debt
Loss Contingencies [Line Items]
Aggregate principal amount				$ 250,000
Construction of new shuttle tankers | Newbuildings
Loss Contingencies [Line Items]
Number of vessels | vessel		2	3